Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0
Transfer of assets out of Level 2 into Level 1	0
Transfer of assets into Level 3	0
Transfer of assets out of Level 3	0
Debt instruments | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,082	₽ 1,294
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, fair value	15	16
At fair value | Debt instruments | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,082	1,294
At fair value | Debt instruments | FVOCI | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,082	1,294
At fair value | Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, fair value	15	16
At fair value | Long-term loans | FVPL | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	15	16
Fair value disclosed | Debt instruments
Disclosure of detailed information about financial instruments
Financial assets, fair value	5,360	3,913
Fair value disclosed | Debt instruments | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	5,360	3,913
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	249	249
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 249	₽ 249